Operating costs	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Operating costs

Note 5	Operating costs

FOR THE YEAR ENDED DECEMBER 31	NOTE	2020	2019
Labour costs
Wages, salaries and related taxes and benefits (1)		(4,108)	(4,281)
Post-employment benefit plans service cost (net of capitalized amounts)	26	(269)	(246)
Other labour costs (2)		(975)	(1,004)
Less:
Capitalized labour		1,007	1,028
Total labour costs		(4,345)	(4,503)
Cost of revenues (3)		(6,967)	(7,356)
Other operating costs (4)		(1,964)	(1,928)
Total operating costs		(13,276)	(13,787)
(1)Costs reported in 2020 are net of amounts from the Canada Emergency Wage Subsidy, a wage subsidy program offered by the federal government to eligible employers as a result of the COVID-19 pandemic.
(2)Other labour costs include contractor and outsourcing costs.
(3)Cost of revenues includes costs of wireless devices and other equipment sold, network and content costs, and payments to other carriers.
(4)Other operating costs include marketing, advertising and sales commission costs, bad debt expense, taxes other than income taxes, information technology costs, professional service fees and rent.

Research and development expenses of $47 million and $109 million are included in operating costs for 2020 and 2019, respectively.